                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
         --------------------------------------------------------
Address: 45 Rockefeller Plaza
         --------------------------------------------------------
         17th Floor
         --------------------------------------------------------
         New York, New York 10111
         --------------------------------------------------------

Form 13F File Number:  28-05455
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
         --------------------------------------------------------
Title:   Principal
         --------------------------------------------------------
Phone:   (212) 218-5300
         --------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti        New York, New York            2/9/05
------------------------------  ------------------------      -------------
[Signature]                           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------

Form 13F Information Table Entry Total:           139
                                         ------------

Form 13F Information Table Value Total:  $  1,690,582
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                     For the quarter ended December 31, 2004

     COLUMN 1           COLUMN 2   COLUMN 3    COLUMN 4   COLUMN 5          COLUMN 6      COLUMN 7                 COLUMN 8
     --------           --------   --------    --------   --------          --------      --------                 --------
                       TITLE OF                 VALUE               PUT/   INVESTMENT      OTHER                VOTING AUTHORITY
   NAME OF ISSUER       CLASS       CUSIP      (X$1000)    SHRS     CALL   DISCRETION     MANAGERS          SOLE    SHARED     NONE
   --------------       -----       -----      --------    ----     ----   ----------     --------          ----    ------     ----
3M COMPANY              com        88579y101      566       6898              Sole                           6898
ABBOTT
LABORATORIES            com        002824100     1051      22535              Sole                          22535
ACE LTD                 com        G0070K103    73462    1718399              Sole                        1718399
ACP HOLDING CO -
NEENAH                  com        00087l208     1033     577032              Sole                         577032
AK STEEL HOLDING
CORP                    com        001547108      796      55000              Sole                          55000
ALCOA INC               com        013817101      760      24200              Sole                          24200
ALTRIA GROUP, INC       com        02209S103    11794     193022              Sole                         193022
AMERICAN EXPRESS
CO                      com        025816109      757      13426              Sole                          13426
AMERICAN INTL
GROUP INC               com        026874107     8262     125811              Sole                         125811
AMERICAN TOWER
CORP- CL A              com        029912201      267      14500              Sole                          14500
AMGEN INC               com        031162100     7866     122620              Sole                         122620
AMSOUTH
BANCORPORATION          com        032165102      750      28968              Sole                          28968
ANHEUSER-BUSCH
CO. INC                 com        035229103      771      15200              Sole                          15200
ANNALY MORTGAGE
MGMT                    com        035710409     1534      78200              Sole                          78200
ARCH COAL INC           com        039380100      508      14300              Sole                          14300
ARCHSTONE-SMITH
TRUST                   com        039583109     2390      62395              Sole                          62395
AUTOMATIC DATA
PROCESSING CO           com        053015103      516      11633              Sole                          11633
AVALONBAY
COMMUNITIES INC         com        053484101     1770      23500              Sole                          23500
AVATAR HOLDINGS
INC                     com        053494100     1948      40498              Sole                          40498
BANK OF AMERICA
CORP                    com        060505104      823      17512              Sole                          17512
BANK OF NEW YORK        com        064057102     3439     102916              Sole                         102916
BERKSHIRE
HATHAWAY CLASS A        com        084670108    24876        283              Sole                            283
BERKSHIRE
HATHAWAY CLASS B        com        084670207     4372       1489              Sole                           1489
BIOGEN IDEC INC         com        09062x103      574       8620              Sole                           8620
BOSTON SCIENTIFIC
CORP                    com        101137107    74093    2084195              Sole                        2084195
BP AMOCO PLC
SPONS ADR               com        055622104     2470      42295              Sole                          42295
BRISTOL MYERS
SQUIBB CO               com        110122108      289      11290              Sole                          11290
BURLINGTON
NORTHRN SANTA FE
CO                      com        12189T104      981      20740              Sole                          20740
CENTEX CORP             com        152312104      268       4500              Sole                           4500
CHEVRONTEXACO
CORP COM                com        166764100    51267     976328              Sole                         976328
CHUBB CORP              com        171232101    10770     140050              Sole                         140050
CIMAREX ENERGY CO       com        171798101     8454     223050              Sole                         223050
CITIGROUP INC           com        172967101      909      18869              Sole                          18869
CLEVELAND-CLIFFS        com        185896107    33852     325940              Sole                         325940
COCA COLA CO            com        191216100      522      12541              Sole                          12541
COMCAST CORP CL A       com        20030n101    92668    2784508              Sole                        2784508
COMCAST CORP CL A
SPL                     com        20030N200      665      20243              Sole                          20243
CONSOL ENERGY INC       com        20854p109    25740     627040              Sole                         627040
COUSINS PROPERTIES      com        222795106     1417      46813              Sole                          46813
CROWN HOLDINGS INC      com        228368106      454      33050              Sole                          33050
CURAGEN CORP            com        23126r101    32923    4598177              Sole                        4598177
CVS CORP                com        126650100    42741     948315              Sole                         948315
DIAMOND OFFSHORE
DRILLING                com        25271c102    58349    1456900              Sole                        1456900
DOMINION
RESOURCES INC VA        com        25746U109      287       4240              Sole                           4240
DU PONT EI DE
NEMOURS                 com        263534109     1405      28646              Sole                          28646
ENCANA CORP             com        292505104    85356    1495903              Sole                        1495903
EQUITY RESIDENTIAL      com        29476L107     7155     197764              Sole                         197764
EXXON MOBIL
CORPORATION             com        30231G102     2467      48123              Sole                          48123
FAUQUIER
BANKSHARES COM          com        312059108      448      18000              Sole                          18000
FEDERAL NATL
MORTGAGE ASSN           com        313586109    63813     896119              Sole                         896119
FIDELITY NATIONAL
FINANCIAL IN            com        316326107      772      16901              Sole                          16901
FIRST DATA CORP         com        319963104      387       9100              Sole                           9100
FOSTER (LB)CO-CL A      com        350060109      679      71300              Sole                          71300
FOSTER WHEELER LTD      com        g36535139    35290    2223680              Sole                        2223680
FRANKLIN FEDERAL
T/f INC-ADV             com        353519408      399  32761.617              Sole                      32761.617
FREDDIE MAC             com        313400301    33834     459072              Sole                         459072
GANNETT CO              com        364730101     4102      50204              Sole                          50204
GENERAL ELEC CO         com        369604103     3145      86169              Sole                          86169
GLAXOSMITHKLINE
PLC-ADR                 com        37733W105     4399      92826              Sole                          92826
HANOVER
COMPRESSOR CO           com        410768105      191      13500              Sole                          13500
HEARTLAND EXPRESS
INC                     com        422347104      240      10659              Sole                          10659
HEWLETT-PACKARD         com        428236103    67313    3209984              Sole                        3209984
HOME DEPOT INC          com        437076102      985      23055              Sole                          23055
HONEYWELL
INTERNATIONAL INC.      com        438516106    60635 1712356.68              Sole                     1712356.68
HSBC HLDGS PLC
SPON ADR NEW            adr        404280406      450       5289              Sole                           5289
HUGOTON ROYALTY
TRUST                   com        444717102      262      10000              Sole                          10000
INTEL CORP              com        458140100     1247      53300              Sole                          53300
INTL BUSINESS
MACHINES CORP           com        459200101     2991      30340              Sole                          30340
JOHNSON & JOHNSON       com        478160104    49837     785824              Sole                         785824
JPMORGAN CHASE          com        46625H100     4836     123958              Sole                         123958
KERR-MCGEE
CORPORATION             com        492386107      277       4800              Sole                           4800
KEYCORP NEW             com        493267108     7204     212515              Sole                         212515
KINROSS GOLD CORP       com        496902404     8002    1136600              Sole                        1136600
LABORATORY CRP OF
AMER HLDGS              com        50540r409    69392    1392853              Sole                        1392853
LAKES
ENTERTAINMENT INC       com        51206p109      733      45000              Sole                          45000
LILLY ELI & CO.         com        532457108    60610    1068019              Sole                        1068019
MARKEL CORP             com        570535104      947       2603              Sole                           2603
MASSEY ENERGY
GROUP                   com        576206106     1849      52914              Sole                          52914
MATRIX SERVICE          com        576853105      661      82000              Sole                          82000
MATTEL INC              com        577081102    35843    1839060              Sole                        1839060
MAX RE CAPITAL LTD      com        g6052f103      563      26400              Sole                          26400
MBNA CORP               com        55262L100    85931    3048287              Sole                        3048287
MCI INC                 com        552691107      845      41900              Sole                          41900
MEDCO HEALTH
SOLUTIONS INC           com        58405u102      216       5200              Sole                           5200
MEMORY
PHARMACEUTICALS
CORP                    com        58606r403      983     184810              Sole                         184810
MERCK & CO INC          com        589331107     1357      42222              Sole                          42222
MERRILL LYNCH           com        590188108      705      11800              Sole                          11800
MESA ROYALTY TRUST      com        590660106      209       3100              Sole                           3100
MESABI TRUST            com        590672101      481      35750              Sole                          35750
MICROS SYSTEMS INC      com        594901100      234       3000              Sole                           3000
MICROSOFT CORP          com        594918104    20136  753575.17              Sole                      753575.17
MITSUBISHI TOKYO
FINAN-ADR               com        606816106    36709    3591830              Sole                        3591830
MONSANTO CO             com        61166w101      744      13400              Sole                          13400
NAVISTAR INTL           com        63934E108      440      10000              Sole                          10000
NESTLE SA
SPONSORED ADR
REPSTG                  com        641069406      523       8000              Sole                           8000
NEW YORK TIMES CO
CL A                    com        650111107      335       8200              Sole                           8200
NORTHERN TRUST
CORP                    com        665859104      204       4200              Sole                           4200
OWENS CORNING           com        69073f103       36      10000              Sole                          10000
PACIFIC RIM
MINING CORP             com        694915208      116     200000              Sole                         200000
PARTNER RE LTD          com        G6852T105      434       7000              Sole                           7000
PEABODY ENERGY
CORP                    com        704549104      469       5800              Sole                           5800
PENN VIRGINIA
RESOURCE PARTN          com        707884102      573      11000              Sole                          11000
PEPSICO INC             com        713448108      345       6614              Sole                           6614
PFIZER INC              com        717081103      698      25945              Sole                          25945
PIONEER NATURAL
RESOURCES CO            com        723787107      219       6238              Sole                           6238
PROCTER & GAMBLE        com        742718109      942      17104              Sole                          17104
PROLOGIS                com        743410102      243       5600              Sole                           5600
PULTE HOMES INC         com        745867101    34479     540422              Sole                         540422
RENAISSANCERE
HOLDINGS LTD            com        G7496G103    11489     220611              Sole                         220611
RENOVIS INC             com        759885106      812      56468              Sole                          56468
ROYAL DUTCH PETE
NY REGISTRY             com        780257804      247       4300              Sole                           4300
SARA LEE CORP           com        803111103      309      12800              Sole                          12800
SHAW
COMMUNICATIONS
INC-B                   com        82028k200      201      11000              Sole                          11000
STRYKER CORP            com        863667101      898      18610              Sole                          18610
SUMMIT PROPERTIES
INC                     com        866239106      430      13200              Sole                          13200
SUNTRUST BANKS INC      com        867914103      517       7000              Sole                           7000
SUPERIOR ESSEX INC      com        86815v105     1222      65000              Sole                          65000
SYSCO CORP              com        871829107      418      10953              Sole                          10953
TEMPLE-INLAND INC       com        879868107    18346     268220              Sole                         268220
THE MOSAIC CO           com        61945A107      708      43400              Sole                          43400
TIME WARNER INC         com        887317105      710      36522              Sole                          36522
TOYS R US INC           com        892335100      553      27000              Sole                          27000
TRANSOCEAN SEDCO
FOREX ORD               com        G90078109    76143    1796244              Sole                        1796244
TYCO
INTERNATIONAL LTD       com        902124106      590      16500              Sole                          16500
UNITED STATES
STEEL CORP              com        912909108      251       4900              Sole                           4900
UNITEDHEALTH
GROUP INC               com        91324P102    83704     950859              Sole                         950859
UNITEDHEALTH
GROUP INC-Restric       com        910581108      704       8000              Sole                           8000
VASOGEN OLD             com        92232f103      102      20000              Sole                          20000
VERIZON
COMMUNICATIONS          com        92343V104      508      12552              Sole                          12552
WACHOVIA CORP           com        929903102     1810      34419              Sole                          34419
WALT DISNEY CO.         com        254687106    56608    2036257              Sole                        2036257
WASHINGTON MUTUAL
INC                     com        939322103      249       5900              Sole                           5900
WASHINGTON POST
CO CL B                 com        939640108     1925       1958              Sole                           1958
WELLPOINT HEALTH
NETWORKS INC            com        94973v107      293       2550              Sole                           2550
WELLS FARGO & CO        com        949746101      513       8250              Sole                           8250
WESTMORELAND COAL
CO                      com        960878106     1963      64452              Sole                          64452
WHEELING-PITTSBURGH
CORP                    com        963142302    29374     762160              Sole                         762160
WILLIAMS COS  INC       com        969457100      806      49500              Sole                          49500
YORK
INTERNATIONAL CORP      com        986670107      850      24600              Sole                          24600
Report Summary                                1690582